Mergers, Acquisitions and Disposals - Summary of Income Statement of Discontinued Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues	$ 469,744	$ 23,924	$ 439,932	[2]	$ 399,507
Cost of goods sold	294,574	15,002	277,842	[2]	251,303
Gross profit	175,170	8,922	162,090	[2]	148,204
Foreign exchange gain, net	248	13	(4,934)	[2]	$ (1,131)
Less: non-controlling interest in discontinued operations	(1,936)	(99)	(2,181)	[2]
Net income for discontinued operations	3,366	$ 171	3,726	[2]
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total revenues	24,167		20,524
Cost of goods sold	17,360		12,346
Gross profit	6,807		8,178
Operating expenses	5,750		6,865
Other expenses, net	7		134
Financial income, net	(185)		(64)
Foreign exchange gain, net	(73)		(22)
Income before income taxes	1,308		1,265
Income taxes	466		370
Net income for discontinued operations before currency translation effect for the subsidiary disposal and the gain from the sale	842		895
Less: non-controlling interest in discontinued operations	391		469
Controlling interest in discontinued operations	451		426
Accumulated currency translation effect for the subsidiary disposal	(811)		2,830
Gain from sale	3,335
Net income for subsidiary disposal - controlling interest	2,975		3,256
Net income for discontinued operations	$ 3,366		$ 3,725

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1